SCHEDULE OF ACCUMULATED LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Accumulated Losses
Balance at the beginning of the financial year	$ (150,206,216)	$ (143,075,218)
Add: net loss attributable to owners of Genetic Technologies Limited	(11,750,923)	(7,130,998)	$ (7,077,619)
Less: Options/warrants expired	5,241,452
Balance at the end of the financial year	$ (156,715,687)	$ (150,206,216)	$ (143,075,218)